Expense Example {- Fidelity Limited Term Municipal Income Fund} - 12.31 Fidelity Limited Term Municipal Income Fund Retail PRO-09 - Fidelity Limited Term Municipal Income Fund - Fidelity Limited Term Municipal Income Fund
Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 38
3 years	135
5 years	245
10 years	$ 567